FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Positions, Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-Derivatives:
Cash and cash equivalents	$ 48,783	$ 47,661	$ 96,648	$ 246,954
Restricted cash and short-term deposits - current	55,547	46,333	$ 31,330	$ 27,306
Drawdown of revolving credit facility	1,119,708	1,216,933
Finance lease obligation	124,550	122,779
Derivatives:
Derivative asset	0	1,285
Derivative liability	70,188	36,167
Debt issuance costs	5,176	6,000
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	48,783	47,661
Restricted cash and short-term deposits - current	185,385	182,261
Carrying Value | Level 1 | Norwegian Bonds
Non-Derivatives:
Drawdown of revolving credit facility	385,055	400,000
Derivatives:
Long term debt, accretion of premium payable	5,000
Carrying Value | Level 2
Non-Derivatives:
Long-term debt, floating	739,829	822,944
Finance lease obligation	124,550	122,779
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	0	1,285
Derivative liability	70,188	36,167
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents	48,783	47,661
Restricted cash and short-term deposits	185,385	182,261
Fair Value | Level 1 | Norwegian Bonds
Non-Derivatives:
High-yield and Norwegian bonds	$ 309,032	$ 394,715
Derivatives:
Fair value as a percentage of face value	80.30%	98.70%
Fair Value | Level 2
Non-Derivatives:
Short-term and long-term debt—floating	$ 739,829	$ 822,944
Obligations under capital leases	124,550	122,779
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	0	1,285
Derivative liability	$ 70,188	$ 36,167